Equity - Capped Calls (Details) - USD ($) $ / shares in Units, shares in Millions	12 Months Ended
	Sep. 01, 2016	Sep. 03, 2015	Aug. 28, 2014	Aug. 29, 2013	Aug. 30, 2012
Option Indexed to Issuer's Equity [Line Items]
Value at Expiration	$ 0	$ 0
Treasury Stock, held (in shares)	54	45
Call Option | Convertible Debt
Option Indexed to Issuer's Equity [Line Items]
Treasury Stock, held (in shares)	2
Call Option | Convertible Debt | 2031A and 2031B convertible senior notes
Option Indexed to Issuer's Equity [Line Items]
Treasury Stock, retired (in shares)			3
Call Option | Purchased options | Convertible Debt
Option Indexed to Issuer's Equity [Line Items]
Underlying Common Shares (in shares)	148
Capped call settlement shares received	2
Capped call settlement, dollar value of shares received	$ 23,000,000
Call Option | Purchased options | Convertible Debt | Minimum
Option Indexed to Issuer's Equity [Line Items]
Value at Expiration	0
Call Option | Purchased options | Convertible Debt | Maximum
Option Indexed to Issuer's Equity [Line Items]
Value at Expiration	$ 719,000,000
Call Option | Purchased options | Convertible Debt | 2032C and 2032D convertible senior notes
Option Indexed to Issuer's Equity [Line Items]
Cash paid for capped call transactions					$ 103,000,000
Call Option | Purchased options | Convertible Debt | 2033E and 2033F convertible senior notes
Option Indexed to Issuer's Equity [Line Items]
Cash paid for capped call transactions				$ 48,000,000
Call Option | Purchased options | Convertible Debt | 2032C convertible senior notes
Option Indexed to Issuer's Equity [Line Items]
Strike price (in dollars per share)	$ 9.80
Underlying Common Shares (in shares)	50
Call Option | Purchased options | Convertible Debt | 2032C convertible senior notes | Minimum
Option Indexed to Issuer's Equity [Line Items]
Cap Price Range	$ 14.62
Value at Expiration	$ 0
Call Option | Purchased options | Convertible Debt | 2032C convertible senior notes | Maximum
Option Indexed to Issuer's Equity [Line Items]
Cap Price Range	$ 15.69
Value at Expiration	$ 279,000,000
Call Option | Purchased options | Convertible Debt | 2032D convertible senior notes
Option Indexed to Issuer's Equity [Line Items]
Strike price (in dollars per share)	$ 10.16
Underlying Common Shares (in shares)	44
Call Option | Purchased options | Convertible Debt | 2032D convertible senior notes | Minimum
Option Indexed to Issuer's Equity [Line Items]
Cap Price Range	$ 14.62
Value at Expiration	$ 0
Call Option | Purchased options | Convertible Debt | 2032D convertible senior notes | Maximum
Option Indexed to Issuer's Equity [Line Items]
Cap Price Range	$ 16.04
Value at Expiration	$ 244,000,000
Call Option | Purchased options | Convertible Debt | 2033E convertible senior notes
Option Indexed to Issuer's Equity [Line Items]
Strike price (in dollars per share)	$ 10.93
Underlying Common Shares (in shares)	27
Call Option | Purchased options | Convertible Debt | 2033E convertible senior notes | Minimum
Option Indexed to Issuer's Equity [Line Items]
Cap Price Range	$ 14.51
Value at Expiration	$ 0
Call Option | Purchased options | Convertible Debt | 2033E convertible senior notes | Maximum
Option Indexed to Issuer's Equity [Line Items]
Cap Price Range	$ 14.51
Value at Expiration	$ 98,000,000
Call Option | Purchased options | Convertible Debt | 2033F convertible senior note
Option Indexed to Issuer's Equity [Line Items]
Strike price (in dollars per share)	$ 10.93
Underlying Common Shares (in shares)	27
Call Option | Purchased options | Convertible Debt | 2033F convertible senior note | Minimum
Option Indexed to Issuer's Equity [Line Items]
Cap Price Range	$ 14.51
Value at Expiration	$ 0
Call Option | Purchased options | Convertible Debt | 2033F convertible senior note | Maximum
Option Indexed to Issuer's Equity [Line Items]
Cap Price Range	$ 14.51
Value at Expiration	$ 98,000,000
Call Option | Purchased options | Convertible Debt | 2031A and 2031B convertible senior notes
Option Indexed to Issuer's Equity [Line Items]
Capped call settlement shares received		3	3
Capped call settlement, dollar value of shares received		$ 50,000,000	$ 86,000,000